Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Scheduled Maturities of Advances and Notes Payable

As of December 31, 2020, the scheduled maturities of these long-term borrowings are as follows:

Year ending December 31,
(dollars in thousands)
2021	$—
2022	1,000
2023	—
2024	—
2025	—
Thereafter	9,992
Total	$10,992